Accounts Receivable, Net	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31, 2024	June 30, 2025
	$	$
		Unaudited
Accounts receivable	2,984	2,487
Less: Allowance for credit losses	(443)	(435)
Accounts receivable, net	2,541	2,052

Allowances for credit losses of nil and nil were provided during the six months ended June 30, 2024 and 2025, respectively. Allowances for credit losses of $90 and $8 were reversed during the six months ended June 30, 2024 and 2025, respectively. Allowances for credit losses of nil and nil were written off during the six months ended June 30, 2024 and 2025, respectively.